Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)	$ 0.0000469793497033866	$ 0.0000469793497033866
Ordinary shares, authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, issued (in Shares)	33,243,582	33,243,582
Ordinary shares, outstanding (in Shares)	32,036,529	32,010,529
Treasury shares (in Shares)	1,207,053	1,233,053
Series A-2 Convertible Preferred Share
Series A-2 Convertible Preferred Share, par value (in Dollars per share)	$ 0.0000469793497033866	$ 0.0000469793497033866
Series A-2 Convertible Preferred Share, share authorized (in Shares)	0.2	0.2
Series A-2 Convertible Preferred Share, share issued (in Shares)	0.2	0.2
Series A-2 Convertible Preferred Share, share outstanding (in Shares)	0.2	0.2
Class A-1 Special Voting Share
Ordinary shares, par value (in Dollars per share)	$ 0.0000469793497033866	$ 0.0000469793497033866
Ordinary shares, authorized (in Shares)	0.2	0.2
Ordinary shares, issued (in Shares)	0.2	0.2
Ordinary shares, outstanding (in Shares)	0.2	0.2